Note 4 - Acquisitions (Details Textual) $ in Thousands		12 Months Ended
	Nov. 01, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2020 USD ($)
Business Combination, Consideration Transferred, Total		$ 62,682	$ 229,325
Servicing Asset at Fair Value, Amount, Ending Balance		126,162
Business Acquisition, Goodwill, Expected Tax Deductible Amount		$ 2,678	61,416
Bergman Associates [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Combination, Consideration Transferred, Total	$ 56,932
Miami, Florida Business [Member]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Colliers Mortgage [Member]
Business Combination, Consideration Transferred, Total			$ 143,454
Servicing Asset at Fair Value, Amount, Ending Balance				$ 99,900
Colliers Mortgage [Member] | Americas [Member]
Number of Businesses Acquired			2
Acquisitions after December 31, 2008 [Member]
Business Combination, Contingent Consideration, Liability, Total		$ 154,671	$ 115,643
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low		177,646
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		191,647
Contingent Consideration Paid		23,293	29,405
Acquisitions after December 31, 2008 [Member] | Contingent Consideration, Compensation Element [Member]
Business Combination, Contingent Consideration, Liability, Total		$ 5,070	$ 17,646